Long-term Investments - Schedule of Available-for-Sale Debt Investments (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Cost or Amortized cost	¥ 798,064	$ 113,723	¥ 315,087
Gross unrealized gains	22,443	3,198	169,008
Gross unrealized losses	(110,328)	(15,722)	(18,089)
Fair value	¥ 710,179	$ 101,199	¥ 466,006